Virtus Emerging Markets Opportunities Fund, Virtus High Yield Income Fund,

Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated May 24, 2013

to the Prospectuses dated May 1, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class I Shares appearing under "Average Annual Total Returns" in each fund's summary prospectus and the summary section of the statutory prospectus.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	19.88%	3.68%	17.65%	—
Return After Taxes on Distributions	19.73%	3.29%	15.57%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	3.11%	15.32%	—

Class A
Return Before Taxes	12.75%	2.22%	16.69%	—

Class C
Return Before Taxes	18.66%	2.69%	—	11.23%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	4.26%
MSCI Emerging Markets Index (net) (reflects no deduction of fees, expenses or taxes)	18.22%	-0.92%	16.52%	9.00%

VIRTUS HIGH YIELD INCOME FUND

	1 Year	5 Years	10 Years	Class A Since Inception (5/14/04)	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	12.59%	6.55%	7.25%	—	—
Return After Taxes on Distributions	9.98%	3.77%	4.51%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.10%	3.87%	4.57%	—	—

Class A
Return Before Taxes	7.97%	5.51%	—	5.73%	—

Class C
Return Before Taxes	11.37%	5.49%	—	—	5.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%	6.52%
High Yield Income Linked Benchmark (reflects no deduction of fees, expenses or taxes)	15.55%	10.27%	10.51%	9.24%	9.56%

VIRTUS LOW DURATION INCOME FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	6.40%	5.44%	4.44%	—
Return After Taxes on Distributions	5.55%	4.14%	3.05%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	3.88%	2.97%	—

Class A
Return Before Taxes	3.75%	4.70%	3.94%	—

Class C
Return Before Taxes	5.44%	4.41%	—	4.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction of fees, expenses or taxes)	3.89%	5.18%	4.62%	5.84%

VIRTUS TAX-EXEMPT BOND FUND

	1 Year	5 Years	10 Years	Class C Since Inception (6/26/06)

Class I
Return Before Taxes	7.72%	6.51%	5.26%	—
Return After Taxes on Distributions	7.72%	6.49%	5.16%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.07%	6.15%	5.07%	—

Class A
Return Before Taxes	4.50%	5.66%	4.71%	—

Class C
Return Before Taxes	6.74%	5.47%	—	5.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.52%
Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	6.78%	5.91%	5.10%	5.78%